Annual Total Returns - Franklin Federal Tax-Free Income Fund [BarChart] - Franklin Federal Tax-Free Income Fund-22 - Franklin Federal Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	0.84%
Annual Return 2011	12.11%
Annual Return 2012	9.01%
Annual Return 2013	(4.47%)
Annual Return 2014	11.20%
Annual Return 2015	2.43%
Annual Return 2016	0.69%
Annual Return 2017	3.60%
Annual Return 2018	0.56%
Annual Return 2019	6.69%